Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Limited Partners, Units	4,822,944.482	5,826,676.707
U.S. Treasury Bills [Member]
Investment in U.S. Treasury bills, cost	$ 0	$ 74,931,917
Class of Units Z [Member]
General Partner, Units	141,515.298	177,782.627